GENERAL	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
NOTE 1:-	GENERAL

a.
LabStyle Innovations Corp. (the “Company”) was incorporated in Delaware and commenced operations on August 11, 2011. The Company is a mobile health (mHealth) company developing and commercializing patented technologies to provide consumers with laboratory-testing capabilities using smart phones and other mobile devices.  The Company’s initial product, Dario™, is a mobile, cloud-based, diabetes management solution which includes a pocket-sized blood glucose monitoring device (the “Dario™ Smart Meter”) that, utilizing proprietary software, integrates with smart phones and other mobile devices to offer users the ability to record, save, track, analyze, manage and share diabetes related information.

The Company has a wholly owned subsidiary, LabStyle Innovation Ltd. (“Ltd.”), incorporated and located in Israel, which commenced operations on September 14, 2011. Its principal business activity is to hold the Company’s intellectual property and to perform research and development, manufacturing, marketing and other business activities. Ltd. has a wholly-owned subsidiary, LabStyle Innovations US LLC, a Delaware limited liability company (“LabStyle US”), which was established in 2014 in anticipation of U.S. operations for the Company.

b.
During the nine month period ended September 30, 2015, the Company incurred operating losses and negative cash flows from operating activities amounting to $5,836 and $4,214, respectively. The Company will be required to obtain additional capital resources in the near term to support its products’ commercialization, ramp up manufacturing and maintain its research and development activities. The Company is addressing its liquidity needs by seeking additional funding from public and/or private sources and by commencing its commercial sales. There are no assurances, however, that the Company will be able to obtain an adequate level of financial resources that are required for the short and long-term development and commercialization of its product. According to management estimates, the Company has sufficient liquidity resources to continue its planned activity into January 2016.

These conditions raise substantial doubt about the Company's ability to continue as a going concern. The accompanying financial statements do not include any adjustments to reflect the possible future effects on recoverability and classification of assets or the amounts and classification of liabilities that may result from the outcome of this uncertainty.

c.
On June 15, 2015, the Company held its 2015 Annual Meeting of Stockholders in which, among other matters, Company stockholders approved an amendment to the Company's Certificate of Incorporation to increase the number of authorized shares of Common Stock from 80,000,000 to 160,000,000 and to amend the Company’s 2012 Equity Incentive Plan, to increase the number of shares authorized for issuance under such Plan by 11,925,000 shares from 1,500,000 to 13,425,000.

NOTE 1:-	GENERAL

a.	LabStyle Innovations Corp. (the "Company") was incorporated in Delaware and commenced operations on August 11, 2011. The Company is a mobile health (mHealth) company developing and commercializing patented technologies to provide consumers with laboratory-testing capabilities using smart phones and other mobile devices. The Company’s initial product, Dario™, is a mobile, cloud-based, diabetes management solution which includes a pocket-sized blood glucose monitoring device (the "Dario™ Smart Meter") that, utilizing proprietary software, integrates with smart phones and other mobile devices to offer users the ability to record, save, track, analyze, manage and share diabetes related information.

The Company has a wholly owned subsidiary, LabStyle Innovation Ltd. ("Ltd."), incorporated and located in Israel, which commenced operations on September 14, 2011. Its principal business activity is to hold the Company’s intellectual property and to perform research and development, manufacturing, marketing and other business activities. Ltd. has a wholly-owned subsidiary, LabStyle Innovations US LLC, a Delaware limited liability company ("LabStyle US"), which was established in 2014 in anticipation of U.S. operations for the Company.

b.
During the year ended December 31, 2014, the Company incurred operating losses and negative cash flows from operating activities amounting to $11,358 and $8,581, respectively. The Company will be required to obtain additional capital resources in the near term to support its products commercialization, ramp up manufacturing and maintain its research and development activities. The Company is addressing its liquidity needs by seeking for additional funding from public and/or private sources and by commencing its commercial sales. There are no assurances, however, that the Company will be able to obtain an adequate level of financial resources that are required for the short and long-term development and commercialization of its product.

Subsequent to the balance sheet date, in February and March 2015, the Company raised funds through a private placement issuance of an aggregate of 11,286,444 shares of common stock, par value $0.0001 per share, of the Company (the “Common Stock”) and warrants to purchase an aggregate of 5,643,226 shares of Common Stock for total gross consideration of approximately $2 million (see also Note 12). According to management estimates, the Company has sufficient liquidity resources to continue its planned activity into July 2015.

These conditions raise substantial doubt about the Company's ability to continue as a going concern. The accompanying financial statements do not include any adjustments to reflect the possible future effects on recoverability and classification of assets or the amounts and classification of liabilities that may result from the outcome of this uncertainty.

c.
On January 7, 2014, the Company announced the filing of a Premarket Notification Application (known as a 510(k) application) for the Dario™ blood glucose monitoring system with the U.S. Food and Drug Administration ("FDA") to notify the FDA of the Company’s intention to market the Dario™ in the United States. The Company is planning for other regulatory filings in other jurisdictions.

d.	On March 2014, the Company commenced a soft launch of Dario™ devices. The Company’s first shipments to distributers commenced in late March 2014 in selected jurisdictions including, the United Kingdom, Netherland and New Zealand. The Company received CE mark certification for the Dario™ Smart Meter in September 2013.

e.
On April 28, 2014 the Company received a national approval and regional reimbursement for the Dario™ in Italy. On June 25, 2014, the Company received reimbursement status for strips and lancets to be utilized together with Dario™, effective September 1, 2014 in England, Wales, Scotland and Northern Ireland. In December 2014, the Company was granted reimbursement status for the Dario™ test strips in Australia.

f.	On May 1, 2014, the Company announced the receipt of a U.S Notice of Allowance for a key patent relating to how the Dario™ blood glucose monitor draws power from and transmits data to a smart phone via the audio jack port. Such patent was issued in the U.S. in August 2014.

g.	On July 2014, the Company received an approval from Israel's Ministry of Health to sell the Dario™ for diabetes in Israel.

h.
On June 17, 2014, the Company held its 2014 Annual Meeting of Stockholders in which, among other matters, Company stockholders approved an amendment to the Company's Certificate of Incorporation ("COI") to increase the number of authorized shares of Common Stock from 45,000,000 to 80,000,000 and to effect a reverse stock split of the Common Stock at a ratio of between one-for-two and one-for-five with such ratio to be determined at the sole discretion of the Company's Board of Directors (the "Reverse Split").

On September 18, 2014, the Company's Board of Directors approved the Reverse Split at a ratio of one-for-five. Such Reverse Split was implemented on October 6, 2014. The amount of authorized Common Stock as well as the par value for the Common Stock was not affected. Any fractional shares resulting from the reverse stock split were rounded up to the nearest whole share.

All Common Stock, warrants, options and per share amounts set forth herein are presented to give retroactive effect to the Reverse Split for all periods presented.